Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 23 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of June 30,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	61,092	4,262,968
Amounts due from subsidiaries	34,820,125	36,169,086
Prepayments, deposits and other assets, net	53,161	53,707
Total Current Assets	34,934,378	40,485,761

Non-Current assets:
Investments in subsidiaries	43,942,900	46,861,460
Total Assets	78,877,278	87,347,221

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payable	-	1,688
Amounts due to subsidiaries	23,340,493	24,836,295
Total Current Liabilities	23,340,493	24,837,983
Total Liabilities	23,340,493	24,837,983

Shareholders’ Equity
Common shares, $0.0001 par value, 100,000,000 shares authorized; 27,988,452 shares issued and outstanding as of June 30, 2025; 25,640,056 shares issued and outstanding as of June 30, 2024	2,799	2,564
Additional paid-in capital	60,177,851	61,351,200
(Accumulated deficit) retained earnings	(1,548,358)	5,501,376
Accumulated other comprehensive loss	(3,095,507)	(4,345,902)

Total Shareholders’ Equity	55,536,785	62,509,238

Total Liabilities and Shareholders’ Equity	78,877,278	87,347,221

Condensed statements of comprehensive loss

	For the year ended June 30
	2025	2024	2023
General and administrative expenses	(3,138,420)	(3,325,805)	(3,308,445)
Share of profit in subsidiaries, net (Note a)	(4,220,986)	428,620	3,023,065
Other income	413,038	567,220	477,909
Other expense	(103,366)	-	-

(Loss) income before income tax	(7,049,734)	(2,329,965)	192,529
Net (loss) income	(7,049,734)	(2,329,965)	192,529

Foreign currency translation gain (loss)	1,250,395	(355,308)	(3,440,346)

Comprehensive loss	(5,799,339)	(2,685,273)	(3,247,817)

Condensed statements of cash flows

	For the year ended June 30
	2025	2024	2023
Net cash (used in) provided by operating activities	(508,820)	5,780,974	1,412,346
Net cash used in financing activities	(3,641,025)	(2,554,508)	(404,150)
Effect of exchange rate changes on cash	(52,031)	(8,145)	(79,450)
Net (decrease) increase in cash and cash equivalents	(4,201,876)	3,218,321	928,746
Cash and cash equivalents, at the beginning of the year	4,262,968	1,044,647	115,901
Cash, cash equivalents at the end of the year	61,092	4,262,968	1,044,647

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss are shown as “Share of profit in subsidiaries, net” on the statements of comprehensive (loss) income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.